Share-Based Payments - Additional Information (Details)						12 Months Ended
	Mar. 14, 2021 AUD ($) shares	Dec. 14, 2020 AUD ($) shares	Jan. 16, 2020 AUD ($) shares Tranches	Dec. 07, 2019 AUD ($) shares Tranches	Jul. 08, 2019 AUD ($) shares Tranches	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted						4,676,946	3,500,000
Performance rights forfeited						200,000	1,000,000
Weighted average remaining contractual life of outstanding share options						4 years 9 months 18 days	5 years 9 months 18 days
Exercise price | $ / shares							$ 0.51			$ 0.51
Number of share options awarded						0
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares							1.40	$ 1.40		1.40
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares							$ 0.50	$ 0.50		$ 0.50
Employee
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options awarded	100,000	100,000	1,000,000	1,000,000	2,500,000
Fair value of options | $	$ 247,297	$ 83,444	$ 377,390	$ 456,580	$ 804,375
Number of tranche options vest | Tranches			10	10	10
Performance Rights and Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights						The performance rights and options carry no dividend or voting rights.
Number of performance right and option convertible to ordinary share						1
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted						5,344,777
Number of performance right convertible to ordinary shares						1
Performance rights forfeited						200,000
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights						The share rights carry no dividend or voting rights.
Number of share right convertible to ordinary share						1
Granted						309,049	0	0
Performance rights forfeited						6,510
Share Rights | Non-Executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share rights issuing fixed value | $									$ 110,000
Number of share rights convertible to ordinary shares						1
Share-based compensation expense recognized | $						$ 3,615,341